Finance income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Income

	2020 £m	2019 £m	2018 £m
Finance income arising from:
Financial assets measured at amortised cost	29	69	73
Financial assets measured at fair value through profit or loss	10	10	1
Net gains arising from the forward element of forward contracts in net investment hedge relationships	5	19	7

	44	98	81